Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	$ 364,863	$ 390,382
Net revenue	343,293	269,637	[1]
Gross profit (loss) before fair value adjustments	154,053	77,687	[1]
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	294,204	308,816
Net revenue	206,283	226,077
Gross profit (loss) before fair value adjustments	62,660	50,864
EU
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	29,751	29,368
Net revenue	83,349	40,731
Gross profit (loss) before fair value adjustments	59,602	25,501
Australia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	40,908	38,197
Net revenue	53,661	2,753
Gross profit (loss) before fair value adjustments	31,791	2,430
Other
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	0	14,001
Net revenue	0	76
Gross profit (loss) before fair value adjustments	$ 0	$ (1,108)

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).